Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
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Cash and Cash Equivalents
23.  Cash and Cash Equivalents

Cash and cash equivalents balances are spread across a wide number of highly-rated financial institutions. The credit risk attaching to these items is documented in note 22.
Cash and cash equivalents are included in the Consolidated Balance Sheet at amortised cost and are analysed as follows:

	2021 $m	2020 $m
Cash at bank and in hand	925	1,482

Investments (short-term deposits)	4,858	6,239
Total	5,783	7,721
Cash at bank earns/pays interest at floating rates based on daily deposit bank rates. Short-term deposits, which include bank and money market deposits, are made for varying periods of between one day and three months depending on the immediate cash requirements of the Group, earning interest at the respective short-term deposit rates.
Money market deposits are held at fair value through profit and loss and are Level 1 instruments. The fair values of money market deposits are calculated by multiplying the net asset value per share by the investment held at the balance sheet date.